Allowance for Losses on Loans (Tables)	12 Months Ended
Sep. 30, 2014
Receivables [Abstract]
Summary of activity in allowance for loan losses
The following table summarizes the activity in the allowance for loan losses for the twelve months ended September 30, 2014 and 2013:

September 30, 2014	Beginning Allowance	Charge-offs	Recoveries	Provision & Transfers	Ending Allowance
	(In thousands)
Single-family residential	$64,184	$(8,529)	$17,684	$(10,576)	$62,763
Construction - speculative	8,407	(949)	97	(813)	6,742
Construction - custom	882	—	—	813	1,695
Land - acquisition & development	9,165	(541)	3,071	(6,103)	5,592
Land - consumer lot loans	3,552	(658)	22	161	3,077
Multi-family	3,816	—	—	432	4,248
Commercial real estate	5,595	(105)	33	2,025	7,548
Commercial & industrial	16,614	(826)	5,043	(4,304)	16,527
HELOC	1,002	(48)	—	(26)	928
Consumer	3,524	(3,443)	3,513	(367)	3,227
	$116,741	$(15,099)	$29,463	$(18,758)	$112,347

September 30, 2013	Beginning Allowance	Charge-offs	Recoveries	Provision & Transfers	Ending Allowance
	(In thousands)
Single-family residential	$81,815	$(20,947)	$9,416	$(6,100)	$64,184
Construction - speculative	12,060	(1,446)	501	(2,708)	8,407
Construction - custom	347	(481)	—	1,016	882
Land - acquisition & development	15,598	(3,983)	4,105	(6,555)	9,165
Land - consumer lot loans	4,937	(1,363)	40	(62)	3,552
Multi-family	5,280	(1,043)	171	(592)	3,816
Commercial real estate	1,956	(747)	17	4,369	5,595
Commercial & industrial	7,626	(1,145)	95	10,038	16,614
HELOC	965	(163)	—	200	1,002
Consumer	2,563	(2,783)	2,000	1,744	3,524
	$133,147	$(34,101)	$16,345	$1,350	$116,741

Summary of loans collectively and individually evaluated for impairment and related allocation of reserves
The following tables show a summary of loans collectively and individually evaluated for impairment and the related allocation of general and specific reserves as of September 30, 2014 and 2013:

September 30, 2014	Loans Collectively Evaluated for Impairment			Loans Individually Evaluated for Impairment
	General Reserve Allocation	Gross Loans Subject to General Reserve (1)	Ratio	Specific Reserve Allocation	Gross Loans Subject to Specific Reserve (1)	Ratio
	(In thousands)			(In thousands)
Single-family residential	$62,067	$5,487,331	1.1%	$—	$72,869	—%
Construction - speculative	6,682	130,901	5.5	60	9,159	0.7
Construction - custom	1,695	385,464	0.5	—	360	—
Land - acquisition & development	5,592	73,999	7.6	—	3,833	—
Land - consumer lot loans	3,077	95,684	3.2	—	12,939	—
Multi-family	4,248	911,162	0.5	—	6,124	—
Commercial real estate	7,548	563,534	1.4	—	27,802	—
Commercial & industrial	17,223	421,816	4.6	—	—	—
HELOC	928	114,393	0.9	—	1,650	—
Consumer	3,227	132,590	2.4	—	—	—
	$112,287	$8,316,874	1.4%	$60	$134,736	—%
 ___________________

(1)	Excludes acquired loans with discounts sufficient to absorb potential losses and covered loans

September 30, 2013	Loans Collectively Evaluated for Impairment			Loans Individually Evaluated for Impairment
	General Reserve Allocation	Gross Loans Subject to General Reserve (1)	Ratio	Specific Reserve Allocation	Gross Loans Subject to Specific Reserve (1)	Ratio
	(In thousands)			(In thousands)
Single-family residential	$64,184	$5,262,159	1.2%	$—	$96,989	—%
Construction - speculative	7,307	115,554	6.3	1,100	15,224	7.2
Construction - custom	882	302,722	0.3	—	—	—
Land - acquisition & development	6,943	67,521	10.3	2,222	10,254	21.7
Land - consumer lot loans	3,506	107,216	3.3	46	14,455	0.3
Multi-family	3,711	824,279	0.5	105	7,405	1.4
Commercial real estate	5,595	400,789	1.4	—	14,172	—
Commercial & industrial	16,614	256,954	6.5	—	48	—
HELOC	1,002	111,169	0.9	—	1,017	—
Consumer	3,524	47,141	7.5	—	—	—
	$113,268	$7,495,504	1.5%	$3,473	$159,564	2.2%
 ___________________

(1)	Excludes acquired loans with discounts sufficient to absorb potential losses and covered loans

Summary of loans based on credit quality indicators
The following tables provide information on loans based on credit quality indicators (defined above) as of September 30, 2014 and 2013:

September 30, 2014	Internally Assigned Grade					Total
	Pass	Special mention	Substandard	Doubtful	Loss	Gross Loans
	(In thousands)
Non-acquired loans
Single-family residential	$5,426,895	$2,793	$130,515	$—	$—	$5,560,203
Construction - speculative	134,950	—	5,110	—	—	140,060
Construction - custom	385,824	—	—	—	—	385,824
Land - acquisition & development	71,692	—	6,140	—	—	77,832
Land - consumer lot loans	108,013	—	610	—	—	108,623
Multi-family	912,728	—	4,558	—	—	917,286
Commercial real estate	557,914	1,971	31,451	—	—	591,336
Commercial & industrial	359,221	14,740	5,265	—	—	379,226
HELOC	115,794	—	248	—	—	116,042
Consumer	132,349	—	241	—	—	132,590
	8,205,380	19,504	184,138	—	—	8,409,022

Acquired loans
Single-family residential	11,716	—	—	—	—	11,716
Construction - speculative	—	—	—	—	—	—
Construction - custom	—	—	—	—	—	—
Land - acquisition & development	503	—	402	—	—	905
Land - consumer lot loans	2,507	—	—	—	—	2,507
Multi-family	2,999	—	—	—	—	2,999
Commercial real estate	88,974	2,571	6,353	—	—	97,898
Commercial & industrial	36,311	13,642	4,208	58	—	54,219
HELOC	8,274	—	—	—	—	8,274
Consumer	5,670	—	—	—	—	5,670
	156,954	16,213	10,963	58	—	184,188

Credit impaired acquired loans
Pool 1 - Construction and land A&D	1,292	—	330	—	—	1,622
Pool 2 - Single-family residential	325	—	—	—	—	325
Pool 3 - Multi-family	—	—	—	—	—	—
Pool 4 - HELOC & other consumer	10,194	—	—	—	—	10,194
Pool 5 - Commercial real estate	48,878	2,143	12,702	—	—	63,723
Pool 6 - Commercial & industrial	643	—	—	—	—	643
Total credit impaired acquired loans	61,332	2,143	13,032	—	—	76,507
Total gross loans	$8,423,666	$37,860	$208,133	$58	$—	$8,669,717

Total grade as a % of total gross loans	97.2%	0.4%	2.4%	—%	—%

September 30, 2013	Internally Assigned Grade					Total
	Pass	Special mention	Substandard	Doubtful	Loss	Gross Loans
	(In thousands)
Non-acquired loans
Single-family residential	$5,184,101	$4,595	$170,453	$—	$—	$5,359,149
Construction - speculative	99,436	3,199	28,143	—	—	130,778
Construction - custom	302,722	—	—	—	—	302,722
Land - acquisition & development	64,355	775	12,645	—	—	77,775
Land - consumer lot loans	121,039	—	632	—	—	121,671
Multi-family	819,911	2,114	9,659	—	—	831,684
Commercial real estate	373,012	21,652	20,297	—	—	414,961
Commercial & industrial	240,441	1,049	1,709	—	—	243,199
HELOC	112,186	—	—	—	—	112,186
Consumer	46,720	—	421	—	—	47,141
	7,363,923	33,384	243,959	—	—	7,641,266

Acquired loans
Single-family residential	14,468	—	—	—	—	14,468
Construction - speculative	—	—	—	—	—	—
Construction - custom	—	—	—	—	—	—
Land - acquisition & development	312	—	1,177	—	—	1,489
Land - consumer lot loans	3,313	—	—	—	—	3,313
Multi-family	3,227	—	687	—	—	3,914
Commercial real estate	105,055	4,190	24,178	—	—	133,423
Commercial & industrial	64,933	1,309	9,084	—	—	75,326
HELOC	10,179	—	—	—	—	10,179
Consumer	8,267	—	—	—	—	8,267
	209,754	5,499	35,126	—	—	250,379

Credit impaired acquired loans
Pool 1 - Construction and land A&D	980	461	955	—	—	2,396
Pool 2 - Single-family residential	333	—	—	—	—	333
Pool 3 - Multi-family	—	—	—	—	—	—
Pool 4 - HELOC & other consumer	11,337	—	—	—	—	11,337
Pool 5 - Commercial real estate	52,509	3,155	21,245	—	—	76,909
Pool 6 - Commercial & industrial	881	—	7,044	—	—	7,925
Total credit impaired acquired loans	66,040	3,616	29,244	—	—	98,900
Total gross loans	$7,639,717	$42,499	$308,329	$—	$—	$7,990,545

Total grade as a % of total gross loans	95.6%	0.5%	3.9%	—%	—%
The following tables provide information on covered loans based on credit quality indicators (defined in Note A) as of September 30, 2014:

	Internally Assigned Grade					Total Net Loans
	Pass	Special mention	Substandard	Doubtful	Loss
	(In thousands)
Purchased non-credit impaired loans:
Single-family residential	$21,311	$—	$1,756	$—	$—	$23,067
Construction - speculative	—	—	—	—	—	—
Construction - custom	—	—	—	—	—	—
Land - acquisition & development	972	—	392	—	—	1,364
Land - consumer lot loans	73	—	—	—	—	73
Multi-family	6,598	—	—	—	—	6,598
Commercial real estate	26,940	115	24,281	—	—	51,336
Commercial & industrial	2,801	—	2,691	—	—	5,492
HELOC	11,777	—	—	—	—	11,777
Consumer	454	—	—	—	—	454
	70,926	115	29,120	—	—	100,161
Total grade as a % of total net loans	70.8%	0.1%	29.1%	—%	—%

Purchased credit impaired loans:
Pool 1 - Construction and land A&D	8,349	—	11,912	—	—	20,261
Pool 2 - Single-family residential	15,585	—	379	—	—	15,964
Pool 3 - Multi-family	52	—	471	—	—	523
Pool 4 - HELOC & other consumer	2,804	—	1,173	—	—	3,977
Pool 5 - Commercial real estate	33,909	700	29,782	—	—	64,391
Pool 6 - Commercial & industrial	3,509	—	3,892	525	—	7,926
	$64,208	$700	$47,609	$525	$—	$113,042
					Total covered loans	213,203
					Discount	(34,483)
					Allowance	$(2,244)
					Covered loans, net	$176,476

Schedule of Credit Risk Profile by Payment Activity
The following tables provide information on non-acquired loans based on payment activity as of September 30, 2014 and 2013:

September 30, 2014	Performing Loans		Non-Performing Loans
	Amount	% of Total Gross Loans	Amount	% of Total Gross Loans
	(In thousands)		(In thousands)
Single-family residential	$5,486,136	98.7%	$74,067	1.3%
Construction - speculative	138,583	98.9	1,477	1.1
Construction - custom	385,824	100.0	—	—
Land - acquisition & development	77,021	99.0	811	1.0
Land - consumer lot loans	105,986	97.6	2,637	2.4
Multi-family	915,544	99.8	1,742	0.2
Commercial real estate	586,230	99.1	5,106	0.9
Commercial & industrial	379,219	100.0	7	—
HELOC	115,247	99.3	795	0.7
Consumer	131,801	99.4	789	0.6
	$8,321,591	99.0%	$87,431	1.0%

September 30, 2013	Performing Loans		Non-Performing Loans
	Amount	% of Total Gross Loans	Amount	% of Total Gross Loans
	(In thousands)		(In thousands)
Single-family residential	$5,258,688	98.1%	$100,460	1.9%
Construction - speculative	126,218	96.5	4,560	3.5
Construction - custom	302,722	100.0	—	—
Land - acquisition & development	74,872	96.3	2,903	3.7
Land - consumer lot loans	118,334	97.3	3,337	2.7
Multi-family	825,111	99.2	6,573	0.8
Commercial real estate	389,423	97.1	11,736	2.9
Commercial & industrial	256,525	99.8	477	0.2
HELOC	111,923	99.8	263	0.2
Consumer	46,151	97.9	990	2.1
	$7,509,967	98.3%	$131,299	1.7%

Summary of impaired loans based on type
The following tables provide information on impaired loans based on loan types as of September 30, 2014 and 2013:

September 30, 2014	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment
	(In thousands)
With no related allowance recorded:
Single-family residential	$24,044	$26,628	$—	$16,843
Construction - speculative	1,603	2,173	—	1,804
Construction - custom	—	—	—	—
Land - acquisition & development	837	2,325	—	1,038
Land - consumer lot loans	974	1,072	—	713
Multi-family	1,111	1,111	—	327
Commercial real estate	13,234	20,085	—	11,720
Commercial & industrial	3,195	17,166	—	3,900
HELOC	1,019	1,730	—	612
Consumer	663	833	—	517
	46,680	73,123	—	37,474
With an allowance recorded:
Single-family residential	322,320	327,869	10,527	316,348
Construction - speculative	7,556	7,986	60	7,532
Construction - custom	—	—	—	—
Land - acquisition & development	4,696	5,636	—	4,114
Land - consumer lot loans	13,002	13,385	—	12,858
Multi-family	5,243	5,463	—	4,957
Commercial real estate	34,159	35,028	—	18,572
Commercial & industrial	—	—	—	—
HELOC	1,486	1,486	—	1,204
Consumer	43	214	—	79
	388,505	397,067	10,587	365,664
Total:
Single-family residential	346,364	354,497	10,527	333,191
Construction - speculative	9,159	10,159	60	9,336
Construction - custom	—	—	—	—
Land - acquisition & development	5,533	7,961	—	5,152
Land - consumer lot loans	13,976	14,457	—	13,571
Multi-family	6,354	6,574	—	5,284
Commercial real estate	47,393	55,113	—	30,292
Commercial & industrial	3,195	17,166	—	3,900
HELOC	2,505	3,216	—	1,816
Consumer	706	1,047	—	596
	$435,185	$470,190	$10,587	$403,138
____________________

(1)	Includes $60,000 of specific reserves and $10,527,000 included in the general reserves.

September 30, 2013	Recorded Investment	Unpaid Principal Balance	Related Allowance		Average Recorded Investment
	(In thousands)
With no related allowance recorded:
Single-family residential	$33,883	$38,928	$—		$21,458
Construction - speculative	3,891	4,099	—		3,339
Construction - custom	—	—	—		—
Land - acquisition & development	3,020	10,705	—		2,548
Land - consumer lot loans	3,186	3,376	—		1,839
Multi-family	4,929	4,929	—		1,734
Commercial real estate	23,537	31,876	—		9,651
Commercial & industrial	7,279	31,197	—		3,123
HELOC	446	946	—		133
Consumer	601	618	—		127
	80,772	126,674	—		43,952
With an allowance recorded:
Single-family residential	335,140	341,910	15,137		330,407
Construction - speculative	8,892	9,342	1,100		12,362
Construction - custom	—	—	—		—
Land - acquisition & development	2,598	4,002	—		8,315
Land - consumer lot loans	12,631	13,014	2,222		12,301
Multi-family	5,958	6,178	46		7,731
Commercial real estate	7,539	8,476	105		9,321
Commercial & industrial	56	56	—		11
HELOC	938	938	—		858
Consumer	33	33	—		9
	373,785	383,949	18,610	(1)	381,315
Total:
Single-family residential	369,023	380,838	15,137		351,865
Construction - speculative	12,783	13,441	1,100		15,701
Construction - custom	—	—	—		—
Land - acquisition & development	5,618	14,707	—		10,863
Land - consumer lot loans	15,817	16,390	2,222		14,140
Multi-family	10,887	11,107	46		9,465
Commercial real estate	31,076	40,352	105		18,972
Commercial & industrial	7,335	31,253	—		3,134
HELOC	1,384	1,884	—		991
Consumer	634	651	—		136
	$454,557	$510,623	$18,610	(1)	$425,267

____________________

(1)	Includes $3,473,000 of specific reserves and $15,137,000 included in the general reserves.